Note 1 - The Company and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated deficit	$ (118,190,000)		$ (118,190,000)		$ (145,682,000)	$ (112,956,000)	$ (89,467,000)
Cash and cash equivalent	355,000	$ 125,000	$ 355,000	$ 125,000	$ 47,000	$ 855,000	$ 43,000
Stock options granted					52,000	321,833
Expected volatility					90.00%
Risk free interest rate					1.50%
Expected life					5 years
Expected dividend yield					$ 0.00
Share based compensation expense					$ 221,000	$ 162,000
Diluted shares excluded from calcuation of EPS			12,900,521	1,677,144	12,525,721	3,092,737
Research and development costs	$ 250,000	$ 0	$ 475,000	$ 250,000	$ 1,000,000	$ 0
Minimum
Amortized over vesting period						1 year
Maximum
Amortized over vesting period						4 years